Meridian Small Cap Growth Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Shares	Value
Common Stocks - 87.1%
Communication Services - 1.9%
Entertainment - 0.8%
Reservoir Media, Inc.[1,2]	880,691	$8,657,193
Interactive Media & Services - 1.1%
Actua Corp.[1]	1,232,871	12,329
ZipRecruiter, Inc. Class A1,2	540,183	12,413,405
		12,425,734
Total Communication Services		21,082,927
Consumer Discretionary - 15.9%
Auto Components - 1.0%
Cooper-Standard Holdings, Inc.[1]	324,008	2,841,550
Stoneridge, Inc.[1]	408,294	8,476,184
		11,317,734
Diversified Consumer Services - 4.6%
2U, Inc.[1,2]	527,507	7,005,293
Frontdoor, Inc.[1]	926,166	27,646,055
Grand Canyon Education, Inc.[1]	164,768	16,000,621
		50,651,969
Hotels, Restaurants & Leisure - 0.7%
PlayAGS, Inc.[1]	1,148,392	7,659,775
Internet & Direct Marketing Retail - 1.0%
Poshmark, Inc. Class A1	287,949	3,645,434
Shutterstock, Inc.	71,975	6,699,433
		10,344,867
Leisure Products - 1.1%
Clarus Corp.	332,717	7,579,293
Malibu Boats, Inc. Class A1	74,088	4,297,845
		11,877,138
Specialty Retail - 2.4%
Sally Beauty Holdings, Inc.[1]	1,709,824	26,724,549
Textiles, Apparel & Luxury Goods - 5.1%
Canada Goose Holdings, Inc. (Canada)[1]	229,028	6,030,307
Carter's, Inc.	70,324	6,469,105
Hanesbrands, Inc.[2]	791,590	11,786,775
Skechers U.S.A., Inc. Class A1	767,069	31,265,732
		55,551,919
Total Consumer Discretionary		174,127,951
Consumer Staples - 1.2%
Food & Staples Retailing - 0.6%
BJ's Wholesale Club Holdings, Inc.[1]	92,048	6,223,365
Tobacco - 0.6%
Turning Point Brands, Inc.	208,194	7,080,678
Total Consumer Staples		13,304,043
	Shares	Value
Energy - 0.2%
Energy Equipment & Services - 0.2%
NCS Multistage Holdings, Inc.[1]	45,835	$2,294,500
Total Energy		2,294,500
Financials - 2.8%
Capital Markets - 2.8%
Build Acquisition Corp.[1]	248,849	2,441,209
FinServ Acquisition Corp.[1]	816,667	8,048,253
FinServ Acquisition Corp. Founder Shares Acquisition Date: 2/22/21, Cost $0[1,3]	83,333	410,623
FinServ Acquisition Corp. Private Placement Units Acquisition Date: 2/12/21, Cost $208,330[1,3]	20,833	102,655
Tishman Speyer Innovation Corp. II1	380,576	3,760,091
Warrior Technologies Acquisition Co.[1]	746,752	7,452,585
WisdomTree Investments, Inc.	1,484,966	8,716,750
Total Financials		30,932,166
Health Care - 20.1%
Biotechnology - 6.6%
4D Molecular Therapeutics, Inc.[1]	288,745	4,365,824
Adagio Therapeutics, Inc. Acquisition Date: 4/16/21, Cost $3,299,983[1,3]	211,305	963,551
Albireo Pharma, Inc.[1]	208,174	6,209,830
C4 Therapeutics, Inc.[1]	190,419	4,619,565
CareDx, Inc.[1]	255,907	9,466,000
Centrexion Therapeutics Corp. (Dividend Shares) Acquisition Date: 3/14/19, Cost $0[1,3,4]	17,318	1,732
Erasca, Inc.[1,2]	211,544	1,819,278
Heron Therapeutics, Inc.[1,2]	608,728	3,481,924
Inhibrx, Inc.[1,2]	257,771	5,743,138
Instil Bio, Inc.[1,2]	285,105	3,064,879
Kiniksa Pharmaceuticals Ltd. Class A1,2	608,152	6,045,031
PMV Pharmaceuticals, Inc.[1,2]	209,213	4,355,815
Relay Therapeutics, Inc.[1,2]	241,907	7,240,277
SpringWorks Therapeutics, Inc.[1,2]	95,855	5,410,056
Veracyte, Inc.[1,2]	334,927	9,233,937
		72,020,837
Health Care Equipment & Supplies - 6.9%
Artivion, Inc.[1,2]	230,789	4,934,269

Meridian Funds	1	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
March 31, 2022 (Unaudited)
	Shares	Value
Axogen, Inc.[1]	552,170	$4,384,230
Cardiovascular Systems, Inc.[1]	397,044	8,973,194
Merit Medical Systems, Inc.[1]	295,551	19,660,053
Nevro Corp. [1]	89,971	6,507,602
Paragon 28, Inc.[1,2]	352,263	5,896,883
Quidel Corp.[1]	158,391	17,812,652
Sight Sciences, Inc.[1,2]	396,475	4,583,251
Sonendo, Inc.[1,2]	403,623	1,618,528
Sonendo, Inc. Acquisition Date: 12/10/19 Cost $4,999,980[1,3]	249,065	848,938
Talis Biomedical Corp.[1]	337,411	475,749
		75,695,349
Health Care Providers & Services - 3.0%
AMN Healthcare Services, Inc.[1]	50,477	5,266,265
Cano Health, Inc.[1,2]	485,393	3,082,246
Castle Biosciences, Inc.[1]	106,531	4,778,981
HealthEquity, Inc.[1]	210,325	14,184,318
MEDNAX, Inc.[1]	249,610	5,860,843
		33,172,653
Health Care Technology - 1.2%
Certara, Inc.[1]	317,617	6,822,413
Omnicell, Inc.[1]	49,075	6,354,722
		13,177,135
Life Sciences Tools & Services - 1.6%
Absci Corp.[1,2]	523,148	4,410,138
MaxCyte, Inc.[1,2]	504,888	3,529,167
Syneos Health, Inc.[1]	118,789	9,615,969
		17,555,274
Pharmaceuticals - 0.8%
Arvinas, Inc.[1]	78,972	5,314,816
DICE Therapeutics, Inc.[1,2]	170,799	3,267,385
		8,582,201
Total Health Care		220,203,449
Industrials - 27.5%
Aerospace & Defense - 1.0%
Byrna Technologies, Inc.[1,2]	739,999	6,045,792
Rocket Lab U.S.A., Inc.[1,2]	638,004	5,135,932
		11,181,724
Air Freight & Logistics - 1.0%
Forward Air Corp.	107,450	10,506,461
Commercial Services & Supplies - 10.6%
ABM Industries, Inc.	197,590	9,097,044
ACV Auctions, Inc. Class A1	1,031,245	15,272,738
Cimpress Plc (Ireland)[1]	130,010	8,267,336
Clean Harbors, Inc.[1]	110,721	12,360,892
Heritage-Crystal Clean, Inc.[1]	1,190,805	35,259,736
Ritchie Bros. Auctioneers, Inc. (Canada)	420,583	24,827,014
	Shares	Value
SP Plus Corp.[1]	360,599	$11,308,385
		116,393,145
Machinery - 2.0%
John Bean Technologies Corp.[2]	48,965	5,800,884
Tennant Co.	202,183	15,932,020
		21,732,904
Marine - 4.3%
Kirby Corp.[1]	221,991	16,025,530
Matson, Inc.	260,949	31,475,669
		47,501,199
Professional Services - 7.1%
Alight, Inc. Class A1	926,915	9,222,804
First Advantage Corp.[1]	614,686	12,410,510
Forrester Research, Inc.[1]	224,304	12,655,232
Legalzoom.com, Inc.[1,2]	375,648	5,311,663
TriNet Group, Inc.[1]	180,933	17,796,570
TrueBlue, Inc.[1]	683,637	19,750,273
		77,147,052
Road & Rail - 0.5%
Heartland Express, Inc.	390,776	5,498,218
Trading Companies & Distributors - 1.0%
Hudson Technologies, Inc.[1]	1,799,652	11,175,839
Total Industrials		301,136,542
Information Technology - 16.7%
Communications Equipment - 0.8%
Starry, Inc. Acquisition Date: 3/28/22, Cost $2,400,000[1,3]	320,000	2,246,720
Starry, Inc. Acquisition Date: 5/14/18 - 3/6/19, Cost $5,444,995[1,3]	969,013	6,803,440
		9,050,160
Electronic Equipment & Instruments - 0.9%
CTS Corp.	277,499	9,806,815
IT Services - 0.8%
International Money Express, Inc.[1]	437,021	9,007,003
Semiconductors & Semiconductor Equipment - 0.5%
Allegro MicroSystems, Inc. (Japan)[1]	177,904	5,052,473
Software - 13.7%
8x8, Inc.[1]	1,012,274	12,744,530
Alkami Technology, Inc.[1]	504,002	7,212,269
Asure Software, Inc.[1]	754,674	4,490,310
ChannelAdvisor Corp.[1]	167,309	2,772,310
Consensus Cloud Solutions, Inc.[1]	112,065	6,738,468

Meridian Funds	2	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
March 31, 2022 (Unaudited)
	Shares	Value
Datto Holding Corp.[1,2]	342,477	$9,150,985
ForgeRock, Inc. Class A1,2	591,355	12,962,502
KnowBe4, Inc. Class A1	327,775	7,545,381
Latch, Inc.[1,2]	689,539	2,944,332
Mimecast Ltd.[1]	341,422	27,163,534
Model N, Inc.[1,2]	202,255	5,440,660
Momentive Global, Inc.[1]	1,196,673	19,457,903
Ping Identity Holding Corp.[1]	344,518	9,450,129
Sumo Logic, Inc.[1]	431,917	5,040,471
Upland Software, Inc.[1]	344,144	6,060,376
Vertex, Inc. Class A1	342,410	5,252,569
Zuora, Inc. Class A1	358,830	5,375,273
		149,802,002
Total Information Technology		182,718,453
Materials - 0.4%
Containers & Packaging - 0.4%
Ranpak Holdings Corp.[1]	184,181	3,762,818
Total Materials		3,762,818
Utilities - 0.4%
Water Utilities - 0.4%
Pure Cycle Corp.[1]	399,014	4,796,148
Total Utilities		4,796,148
Total Common Stocks - 87.1% (Cost $804,755,487)		954,358,997
Warrants - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Beta Bionics, Inc. Strike Price $0.01, Expires 2/16/32[1,3,4]	2,157	239,729
Total Health Care		239,729
Information Technology - 0.0%
Software - 0.0%
Latch, Inc. Strike Price $11.50, Expires 12/31/26[1]	249,990	164,993
Total Information Technology		164,993
Total Warrants - 0.0% (Cost $733,582)		404,722
Preferred Stocks - 4.6%
Consumer Discretionary - 1.0%
Internet & Direct Marketing Retail - 0.8%
Evolve Vacation Rental Network, Inc. Series 8 Acquisition Date: 6/15/18, Cost $3,999,999[1,3,4]	470,013	9,104,152
	Shares	Value
Specialty Retail - 0.2%
Capsule Corp. Series D Acquisition Date: 4/8/21, Cost $2,000,000[1,3,4]	138,011	$1,758,260
Total Consumer Discretionary		10,862,412
Health Care - 2.2%
Biotechnology - 0.9%
Centrexion Therapeutics Corp. Acquisition Date: 12/18/17, Cost $2,995,007[1,3,4]	1,663,893	715,474
DNA Script Series C Acquisition Date: 10/8/21 Cost $3,431,721[1,3,4]	3,955	3,431,753
Neurogene, Inc. Series B Acquisition Date: 3/4/22 Cost $3,000,000[1,3,4]	1,229,508	3,000,000
YAP Therapeutics, Inc. Series B Acquisition Date: 1/12/22 Cost $3,000,005[1,3,4]	64,544	3,000,005
		10,147,232
Health Care Equipment & Supplies - 1.3%
Adagio Medical, Inc. Series E Acquisition Date: 11/9/20, Cost $4,000,003[1,3,4]	176,913	3,978,773
Beta Bionics, Inc. Series B Acquisition Date: 10/9/18, Cost $3,999,976[1,3,4]	26,631	3,122,485
Beta Bionics, Inc. Series C Acquisition Date: 2/16/22, Cost $959,987[1,3,4]	8,628	959,002
Binx Health, Inc. Series E Acquisition Date: 5/26/21, Cost $6,500,041[1,3,4]	24,179	6,028,067
		14,088,327
Total Health Care		24,235,559
Information Technology - 0.9%
Software - 0.9%
Dataminr, Inc. Series F Acquisition Date: 3/22/21, Cost $5,655,320[1,3,4]	128,530	5,333,995
Skyryse, Inc. Series B Acquisition Date: 10/21/21, Cost $4,184,983[1,3,4]	169,570	4,184,982
Total Information Technology		9,518,977

Meridian Funds	3	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
March 31, 2022 (Unaudited)
	Shares	Value
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Apartment List, Inc. Series D Acquisition Date: 11/2/20 - 12/21/20, Cost $5,999,998[1,3,4]	1,642,485	$5,830,822
Total Real Estate		5,830,822
Total Preferred Stocks - 4.6% (Cost $49,727,039)		50,447,770
Private Investment Fund - 0.3%
Quail Investment Holdings, LLC Acquisition Date: 9/1/20, Cost $2,917,695[1,3,5]	2,918	2,797,136
Total Private Investment Fund - 0.3% (Cost $2,917,695)		2,797,136
	Shares/ Principal Amount
Short-Term Investments - 6.3%[6]
Money Market Funds - 2.2%
BlackRock Liquidity Funds, FedFund, Institutional Class, 0.23%	5,909,000	5,909,000
Goldman Sachs Financial Square Government Fund, Institutional Class, 0.24%	5,394,000	5,394,000
Invesco Short Term Investments, Government & Agency Portfolio, Institutional Class, 0.25%	5,394,000	5,394,000
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.25%	4,959,000	4,959,000
Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.23%	2,670,000	2,670,000
Total Money Market Funds (Cost $24,326,000)		24,326,000
	Shares/ Principal Amount	Value
Repurchase Agreements - 4.1%
Bank of America Securities, Inc., dated 3/31/22, due 4/1/22, 0.30% total to be received $16,172,890 (collateralized by various U.S. Government Sponsored Agency, 2.00% - 4.00%, 2/1/36 - 3/1/52, totaling $16,496,210)	$16,172,755	$16,172,755
Daiwa Capital Markets America, Inc., dated 3/31/22, due 4/1/22, 0.30% total to be received $12,813,777 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 6.50%, 4/5/22 - 4/1/52, totaling $13,069,943)	12,813,670	12,813,670

Meridian Funds	4	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
March 31, 2022 (Unaudited)
	Shares/ Principal Amount	Value
RBC Dominion Securities, Inc., dated 3/31/22, due 4/1/22, 0.30% total to be received $16,172,890 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 5.50%, 4/26/22 - 3/20/52, totaling $16,496,210)	$16,172,755	$16,172,755
Total Repurchase Agreements (Cost $45,159,180)		45,159,180
Total Short-Term Investments - 6.3% (Cost $69,485,180)		69,485,180
Total Investments - 98.3% (Cost $927,618,983)		1,077,493,805
Cash and Other Assets, Less Liabilities - 1.7%		18,826,369
Net Assets - 100.0%		$1,096,320,174
Plc—Public Limited Company
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at March 31, 2022. Total value of such securities at period-end amounts to
$87,253,051 and represents 7.96% of net assets. Securities loaned with a value of $837,419 are pending settlement as of March 31, 2022.
[3]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $64,862,294 and represents 5.92% of net assets.
[4]	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Directors.
[5]	Quail Investment Holdings, LLC is a limited liability company that was organized to invest solely in Qumulo, Inc. Series E Preferred Stock. The value of Qumulo, Inc. is substantially the same as Quail Investment Holdings, LLC.
[6]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	5	www.meridianfund.com